S000000002 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SA Franklin Mid Cap Core Portfolio | Survivor fund
Prospectus [Line Items]
Annual Return [Percent]	10.34%	12.43%	16.30%	(14.19%)